STATEMENTS OF OPERATIONS (FY) (Parenthetical) - shares	Dec. 31, 2022	Aug. 20, 2022	Dec. 31, 2021	Aug. 20, 2021
Number of shares subject to forfeiture (in shares)	0		0
Common Class B [Member]
Number of shares subject to forfeiture (in shares)			656,250
Common Class B [Member] | Investor [Member]
Number of shares subject to forfeiture (in shares)		520,875		520,875